Financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Feb. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial assets [line items]
Financial assets	$ 2,076		$ 738	$ 211
Total debt	595		571	857
United States of America, Dollars
Disclosure of financial assets [line items]
Change in value of earnings, increase (decrease) of one cent increase (decrease)	3
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	6
CAD millions
Disclosure of financial assets [line items]
Change in value of earnings, increase (decrease) of one cent increase (decrease)	3
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	6
GBP millions
Disclosure of financial assets [line items]
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	6
EUR millions
Disclosure of financial assets [line items]
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	$ 6
Term loan
Disclosure of financial assets [line items]
Total debt		$ 200
Term loan due August 2024; floating interest rate
Disclosure of financial assets [line items]
Borrowings, maturity	five-year
Total debt	$ 200
Interest rate swap contracts
Disclosure of financial assets [line items]
Financial assets	200
Receivables
Disclosure of financial assets [line items]
Financial assets	$ 508		$ 277	$ 199
Receivables | Credit risk
Disclosure of financial assets [line items]
Credit risk	0.35		0.24	0.40